UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 10.2%
$156,946	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.628%, 3/25/2049[1,2,3]	$157,518
270,000	Antares CLO Ltd. Series 2017-1A, Class C, 5.861% (LIBOR 3 Month+310 basis points), 7/20/2028[1,2,4]	269,195
240,000	Arbor Realty Collateralized Loan Obligation Ltd. Series 2017-FL3, Class A, 3.474% (LIBOR 1 Month+99 basis points), 12/15/2027[1,2,4]	239,003
164,000	Arbor Realty Commercial Real Estate Notes Ltd. Series 2017-FL2, Class A, 3.474% (LIBOR 1 Month+99 basis points), 8/15/2027[1,2,4]	163,202
180,000	Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630%, 12/20/2021[1,2]	179,042
68,785	BCC Funding XIII LLC Series 2016-1, Class A2, 2.200%, 12/20/2021[1,2]	68,671
120,422	CLI Funding LLC Series 2018-1A, Class A, 4.030%, 4/18/2043[1,2]	121,277
229,369	CPS Auto Trust Series 2016-D, Class B, 2.110%, 3/15/2021[1,2]	229,018
	DRB Prime Student Loan Trust
67,308	Series 2016-B, Class A2, 2.890%, 6/25/2040[1,2]	67,272
511,978	Series 2017-A, Class A2B, 2.850%, 5/27/2042[1,2]	505,325
	DT Auto Owner Trust
312,000	Series 2018-2A, Class C, 3.670%, 3/15/2024[1,2]	314,056
448,841	Series 2019-1A, Class A, 3.080%, 9/15/2022[1,2]	449,217
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 4.473% (LIBOR 3 Month+170 basis points), 4/17/2031[1,2,4]	1,188,474
	Golub Capital Partners CLO Ltd.
290,000	Series 2017-19RA, Class B, 5.314% (LIBOR 3 Month+255 basis points), 7/26/2029[1,2,4]	290,024
850,000	Series 2018-36A, Class C, 4.832% (LIBOR 3 Month+210 basis points), 2/5/2031[1,2,4]	781,883
188,000	Greystone Commercial Real Estate Notes Ltd. Series 2017-FL1A, Class A, 4.034% (LIBOR 1 Month+155 basis points), 3/15/2027[1,2,4]	188,447
273,000	Hunt CRE Ltd. Series 2017-FL1, Class A, 3.484% (LIBOR 1 Month+100 basis points), 8/15/2034[1,2,4]	271,637
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class B, 5.761% (LIBOR 3 Month+300 basis points), 7/20/2029[1,2,4]	245,675
249,000	Lanark Master Issuer PLC Series 2019-1A, Class 1A1, 3.467% (LIBOR 3 Month+77 basis points), 12/22/2069[1,2,4]	249,708

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$200,000	LoanCore Ltd. Series 2018-CRE1, Class A, 3.614% (LIBOR 1 Month+113 basis points), 5/15/2028[1,2,4]	$200,091
713,000	Navient Private Education Loan Trust Series 2017-A, Class A2B, 3.384% (LIBOR 1 Month+90 basis points), 12/16/2058[1,2,4]	711,754
	NextGear Floorplan Master Owner Trust
360,000	Series 2017-1A, Class A2, 2.540%, 4/18/2022[1,2]	358,803
465,000	Series 2019-1A, Class A2, 3.210%, 2/15/2024[1,2]	468,344
115,552	SCF Equipment Leasing LLC Series 2017-2A, Class A, 3.410%, 12/20/2023[1,2]	115,805
	SMB Private Education Loan Trust
258,000	Series 2017-B, Class A2B, 3.234% (LIBOR 1 Month+75 basis points), 10/15/2035[1,2,4]	258,050
486,000	Series 2019-A, Class A1, 2.960% (LIBOR 1 Month+35 basis points), 2/16/2026[1,2,4]	486,115
201,536	Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.770%, 5/25/2026[1,2]	200,875
288,000	Sofi Consumer Loan Program Trust Series 2018-1, Class B, 3.650%, 2/25/2027[1,2]	291,097
138,590	Sofi Professional Loan Program LLC Series 2019-A, Class A1FX, 3.180%, 6/15/2048[1,2]	139,053
151,399	Spirit Master Funding LLC Series 2014-2A, Class A, 5.760%, 3/20/2041[1,2]	156,429
89,300	TAL Advantage V LLC Series 2013-1A, Class A, 2.830%, 2/22/2038[1,2]	88,408
144,706	Tesla Auto Lease Trust Series 2018-B, Class A, 3.710%, 8/20/2021[1,2]	146,354
142,981	Textainer Marine Containers V Ltd. Series 2017-1A, Class A, 3.720%, 5/20/2042[1,2]	142,770
260,267	Triton Container Finance IV LLC Series 2017-2A, Class A, 3.620%, 8/20/2042[1,2]	258,526
179,987	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.540%, 7/20/2033[1,2]	177,976
519,025	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.750%, 9/15/2043[1,2,5]	529,828
	TOTAL ASSET-BACKED SECURITIES
	(Cost $10,834,854)	10,708,922
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
47,406	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A, 3.384% (LIBOR 1 Month+90 basis points), 9/15/2035[1,2,4]	47,283

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$172,863	Bellemeade Re Ltd. Series 2018-2A, Class M1B, 3.835% (LIBOR 1 Month+135 basis points), 8/25/2028[1,2,4]	$172,914
345,803	CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 3.534% (LIBOR 1 Month+105 basis points), 7/15/2032[2,4]	344,718
309,807	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 3.584% (LIBOR 1 Month+110 basis points), 7/15/2030[2,4]	309,835
	Citigroup Commercial Mortgage Trust
400,000	Series 2013-375P, Class D, 3.517%, 5/10/2035[2,3]	398,297
90,000	Series 2016-P6, Class C, 4.284%, 12/10/2049[1,3]	88,961
101,799	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI4, Class M1, 4.460%, 11/25/2048[1,2,3]	102,125
	FREMF Mortgage Trust
65,000	Series 2015-K44, Class B, 3.683%, 1/25/2048[1,2,3]	65,625
150,000	Series 2015-K45, Class B, 3.590%, 4/25/2048[1,2,3]	150,350
	LMREC, Inc.
271,385	Series 2015-CRE1, Class AR, 3.471% (LIBOR 1 Month+98 basis points), 2/22/2032[1,2,4]	271,655
197,992	Series 2016-CRE2, Class A, 4.190% (LIBOR 1 Month+170 basis points), 11/24/2031[1,2,4]	197,992
	MSBAM Commercial Mortgage Securities Trust
290,000	Series 2012-CKSV, Class C, 4.287%, 10/15/2030[2,3]	288,483
732,000	Series 2012-CKSV, Class D, 4.287%, 10/15/2030[2,3]	659,781
352,800	MSDB Trust Series 2017-712F, Class C, 3.628%, 7/11/2039[2,3]	350,684
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $3,415,508)	3,448,703
	CORPORATE BONDS — 71.8%
	COMMUNICATIONS — 7.6%
	AT&T, Inc.
750,000	4.750%, 5/15/2046[1]	732,889
250,000	5.150%, 2/15/2050[1]	255,392
473,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.750%, 4/1/2048[1]	494,089
	Comcast Corp.
620,000	3.700%, 4/15/2024[1]	640,475
92,000	4.150%, 10/15/2028[1]	96,834
107,000	4.700%, 10/15/2048[1]	115,999
505,000	4.950%, 10/15/2058[1]	557,014
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[2]	727,796

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	CSC Holdings LLC
$250,000	7.500%, 4/1/2028[1,2]	$267,888
423,000	6.500%, 2/1/2029[1,2]	450,495
278,000	Grupo Televisa SAB 5.000%, 5/13/2045[1,6]	271,978
259,000	Millicom International Cellular S.A. 6.250%, 3/25/2029[1,2,6]	263,483
400,000	Orange S.A. 9.000%, 3/1/2031[6]	578,654
384,000	Sirius XM Radio, Inc. 5.000%, 8/1/2027[1,2]	384,230
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[2]	307,875
509,000	Tencent Holdings Ltd. 3.595%, 1/19/2028[1,2,6]	502,193
64,000	Time Warner Cable LLC 6.550%, 5/1/2037	70,703
	Verizon Communications, Inc.
230,000	4.812%, 3/15/2039	246,378
411,000	5.012%, 8/21/2054	439,600
131,000	4.672%, 3/15/2055	133,465
83,000	Viacom, Inc. 6.875%, 4/30/2036	97,389
300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2,6]	307,500
		7,942,319
	CONSUMER DISCRETIONARY — 5.6%
90,873	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[2]	92,236
241,200	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	242,321
405,715	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	396,314
47,089	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	47,796
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[1,2]	403,166
	Ford Motor Credit Co. LLC
575,000	2.343%, 11/2/2020	562,228
700,000	5.085%, 1/7/2021	712,684
400,000	5.875%, 8/2/2021	414,173
770,000	General Motors Financial Co., Inc. 3.838% (LIBOR 3 Month+110 basis points), 11/6/2021[4]	764,447

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$250,000	McDonald's Corp. 4.450%, 3/1/2047[1]	$254,824
275,000	Newell Brands, Inc. 4.200%, 4/1/2026[1]	262,467
550,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028[1,6]	530,065
179,587	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	182,072
337,312	United Airlines 2018-1 Class B Pass-Through Trust 4.600%, 9/1/2027	342,494
210,000	United Airlines 2019-1 Class AA Pass-Through Trust 4.150%, 2/25/2033	217,425
515,000	Wyndham Destinations, Inc. 5.750%, 4/1/2027[1]	510,828
		5,935,540
	CONSUMER STAPLES — 3.7%
	Altria Group, Inc.
242,000	4.800%, 2/14/2029[1]	249,479
152,000	5.950%, 2/14/2049[1]	163,104
617,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 2/1/2046[1,2]	619,706
443,000	Campbell Soup Co. 4.150%, 3/15/2028[1]	441,307
935,000	Conagra Brands, Inc. 3.800%, 10/22/2021	952,520
394,000	Grupo Bimbo S.A.B. de C.V. 5.950% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+328 basis points), 4/17/2023[1,2,6,7,8,10]	405,032
750,000	Kroger Co. 4.500%, 1/15/2029[1]	767,158
241,000	Mars, Inc. 3.950%, 4/1/2049[1,2]	243,573
		3,841,879
	ENERGY — 9.8%
641,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp. 4.250%, 12/1/2027[1]	644,090
309,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027[1,2]	313,635
1,642,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	1,631,738
200,000	Concho Resources, Inc. 4.875%, 10/1/2047[1]	211,102

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Enbridge, Inc.
$1,013,000	5.500%, 12/1/2046[1,6]	$1,208,962
180,000	6.000% (LIBOR 3 Month+389 basis points), 1/15/2077[1,6,11]	178,650
500,000	Energy Transfer Operating LP 6.250%, 4/15/2049[1]	560,042
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	588,121
126,000	5.375% (LIBOR 3 Month+257 basis points), 2/15/2078[1,11]	112,398
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	319,508
	Marathon Petroleum Corp.
307,000	4.750%, 9/15/2044[1]	305,633
345,000	5.850%, 12/15/2045[1]	369,590
	MPLX LP
515,000	4.875%, 6/1/2025[1]	548,175
253,000	5.200%, 3/1/2047[1]	256,716
249,000	5.500%, 2/15/2049[1]	265,598
408,000	4.900%, 4/15/2058[1]	383,813
182,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	218,400
208,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[1]	196,389
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.500%, 12/15/2026[1]	256,125
455,000	Shell International Finance B.V. 4.000%, 5/10/2046[6]	473,075
196,000	Spectra Energy Partners LP 3.375%, 10/15/2026[1]	192,765
275,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[1]	274,666
247,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[1]	244,530
280,000	USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/2027[1,2]	284,550
250,000	Williams Cos., Inc. 4.900%, 1/15/2045[1]	249,618
		10,287,889
	FINANCIALS — 21.6%
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450%, 4/3/2026[1,6]	150,254
175,000	Allstate Corp. 6.500% (LIBOR 3 Month+212 basis points), 5/15/2057[1,11]	192,500

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$990,000	American Express Co. 3.400%, 2/22/2024[1]	$1,005,933
802,000	American International Group, Inc. 8.175% (LIBOR 3 Month+419 basis points), 5/15/2058[1,11]	964,405
500,000	American Tower Corp. 3.600%, 1/15/2028[1]	492,780
	Bank of America Corp.
225,000	4.100%, 7/24/2023	235,252
1,174,000	3.366% (LIBOR 3 Month+81 basis points), 1/23/2026[1,11]	1,174,823
200,000	4.183%, 11/25/2027[1]	203,098
1,000,000	3.974% (LIBOR 3 Month+121 basis points), 2/7/2030[1,11]	1,019,238
200,000	5.875%, 2/7/2042	249,704
329,000	Barclays Bank PLC 3.259% (LIBOR 3 Month+46 basis points), 1/11/2021[1,4,6]	326,842
210,000	Barclays PLC 4.836%, 5/9/2028[1,6]	207,735
380,000	Berkshire Hathaway Finance Corp. 4.200%, 8/15/2048[1]	393,708
	Citigroup, Inc.
685,000	3.500%, 5/15/2023	694,529
515,000	4.056% (LIBOR 3 Month+143 basis points), 9/1/2023[1,4]	523,561
309,000	5.300%, 5/6/2044	340,467
451,000	Credit Agricole S.A. 4.000% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,10]	435,270
351,000	Danske Bank A/S 5.000%, 1/12/2022[2,6]	359,964
1,050,000	Farmers Insurance Exchange 4.747% (LIBOR 3 Month+323 basis points), 11/1/2057[1,2,11]	908,544
	Goldman Sachs Group, Inc.
209,000	5.950%, 1/15/2027	233,607
790,000	4.515% (LIBOR 3 Month+175 basis points), 10/28/2027[1,4]	797,848
250,000	6.750%, 10/1/2037	304,769
502,000	Harborwalk Funding Trust 5.077% (LIBOR 3 Month+319 basis points), 2/15/2069[1,2,11]	527,120
232,000	High Street Funding Trust II 4.682%, 2/15/2048[1,2]	236,176
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (LIBOR 3 Month+498 basis points), 6/30/2030[1,2,6,7,8,11]	580,571
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	187,946
880,000	4.625% (LIBOR 3 Month+258 basis points), 11/1/2022[1,7,8,11]	818,400
500,000	3.960% (LIBOR 3 Month+125 basis points), 1/29/2027[1,11]	516,343

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Liberty Mutual Group, Inc.
$392,000	7.800%, 3/7/2037[2]	448,840
862,000	5.516% (LIBOR 3 Month+291 basis points), 3/7/2037[1,2,11]	$816,745
487,000	Lincoln National Corp. 3.800%, 3/1/2028[1]	493,538
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[2]	249,640
	MetLife, Inc.
1,150,000	6.400%, 12/15/2066[1]	1,233,375
200,000	10.750%, 8/1/2069[1]	302,000
635,000	Mitsubishi UFJ Financial Group, Inc. 2.665%, 7/25/2022[6]	629,644
	Morgan Stanley
850,000	4.875%, 11/1/2022	897,095
100,000	4.179% (LIBOR 3 Month+140 basis points), 10/24/2023[1,4]	101,555
150,000	5.000%, 11/24/2025	160,781
300,000	4.350%, 9/8/2026	307,783
500,000	3.950%, 4/23/2027	499,848
231,000	Nuveen LLC 4.000%, 11/1/2028[1,2]	246,421
379,000	PNC Financial Services Group, Inc. 5.000% (LIBOR 3 Month+330 basis points), 11/1/2026[1,7,8,11]	373,315
	Prudential Financial, Inc.
300,000	5.625% (LIBOR 3 Month+392 basis points), 6/15/2043[1,11]	312,000
447,000	5.700% (LIBOR 3 Month+267 basis points), 9/15/2048[1,11]	452,386
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	114,214
250,000	UBS A.G./Stamford CT 7.625%, 8/17/2022[6]	275,295
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	368,397
250,000	5.875% (LIBOR 3 Month+399 basis points), 6/15/2025[1,7,8,11]	267,125
		22,631,384
	GOVERNMENTS — 1.8%
226,000	Colombia Government International Bond 5.200%, 5/15/2049[1,6]	243,131
200,000	Perusahaan Penerbit SBSN Indonesia III 4.450%, 2/20/2029[2,6]	205,766
397,000	Qatar Government International Bond 4.000%, 3/14/2029[2,6]	409,153
1,000,000	Saudi Government International Bond 5.250%, 1/16/2050[2,6]	1,066,480
		1,924,530

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 3.4%
$548,000	Elanco Animal Health, Inc. 4.272%, 8/28/2023[1,2]	$564,788
995,000	Eli Lilly & Co. 3.375%, 3/15/2029[1]	1,020,734
1,017,000	Merck & Co., Inc. 3.400%, 3/7/2029[1]	1,043,341
310,000	Mylan N.V. 3.950%, 6/15/2026[1,6]	295,749
614,000	Stryker Corp. 3.375%, 11/1/2025[1]	623,907
		3,548,519
	INDUSTRIALS — 3.3%
	General Electric Co.
84,000	5.300%, 2/11/2021	86,938
744,000	4.125%, 10/9/2042	645,657
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2,6]	102,663
231,000	JSL Europe S.A. 7.750%, 7/26/2024[1,2,6]	228,159
294,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.650%, 7/29/2021[1,2]	297,973
	Ryder System, Inc.
336,000	3.500%, 6/1/2021	339,101
1,005,000	3.650%, 3/18/2024[1]	1,025,103
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2,6]	49,165
285,000	TransDigm, Inc. 6.250%, 3/15/2026[1,2]	296,827
200,000	Union Pacific Corp. 4.500%, 9/10/2048[1]	212,274
150,000	United Technologies Corp. 2.800%, 5/4/2024[1]	148,112
		3,431,972
	MATERIALS — 3.8%
782,000	3M Co. 4.000%, 9/14/2048[1]	818,081
1,792,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509 basis points), 10/19/2075[1,2,6,10]	1,983,834
500,000	Glencore Funding LLC 4.125%, 5/30/2023[2]	509,275
	Nutrien Ltd.
500,000	3.625%, 3/15/2024[1,6]	505,822

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$148,000	4.200%, 4/1/2029[1,6]	$152,399
		3,969,411
	TECHNOLOGY — 3.1%
	Broadcom, Inc.
1,030,000	4.250%, 4/15/2026[2]	1,022,388
1,030,000	4.750%, 4/15/2029[2]	1,025,108
137,000	Microsoft Corp. 4.500%, 2/6/2057[1]	156,831
525,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[2,6]	532,418
500,000	Oracle Corp. 3.850%, 7/15/2036[1]	501,390
		3,238,135
	UTILITIES — 8.1%
235,000	AES Gener S.A. 7.125% (USD SWAP SEMI 30/360 5Y+465 basis points), 3/26/2079[1,2,6,10]	240,288
789,000	Arizona Public Service Co. 4.250%, 3/1/2049[1]	818,558
170,000	Black Hills Corp. 3.950%, 1/15/2026[1]	172,691
675,000	Cleveland Electric Illuminating Co. 3.500%, 4/1/2028[1,2]	662,791
429,000	Duke Energy Carolinas LLC 3.950%, 11/15/2028[1]	456,785
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	273,475
508,000	Edison International 2.400%, 9/15/2022[1]	469,386
	Enel Finance International N.V.
317,000	2.750%, 4/6/2023[2,6]	306,868
526,000	4.625%, 9/14/2025[2,6]	544,015
248,000	Exelon Corp. 3.400%, 4/15/2026[1]	247,945
	FirstEnergy Corp.
200,000	7.375%, 11/15/2031	264,592
210,000	4.850%, 7/15/2047[1]	225,203
664,000	Florida Power & Light Co. 3.990%, 3/1/2049[1]	696,450
230,000	Kansas City Power & Light Co. 4.200%, 6/15/2047[1]	239,408
354,000	Metropolitan Edison Co. 4.300%, 1/15/2029[1,2]	370,502

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$1,000,000	MidAmerican Energy Co. 4.250%, 7/15/2049[1]	$1,063,830
277,000	NiSource, Inc. 5.650% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points), 6/15/2023[1,7,8,10]	270,075
221,000	South Carolina Electric & Gas Co. 4.250%, 8/15/2028[1]	238,597
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[1]	506,128
121,000	3.950%, 10/1/2046[1]	113,486
282,000	4.400%, 5/30/2047[1]	283,424
		8,464,497
	TOTAL CORPORATE BONDS
	(Cost $74,338,026)	75,216,075
	MUNICIPAL BONDS — 0.4%
260,000	State of California 7.550%, 4/1/2039	394,867
	TOTAL MUNICIPAL BONDS
	(Cost $361,758)	394,867
	U.S. GOVERNMENT AND AGENCIES — 11.6%
36,430	Fannie Mae Pool 6.000%, 7/1/2040	41,211
	United States Treasury Bond
3,104,300	3.500%, 2/15/2039	3,517,439
650,500	3.000%, 2/15/2049	673,979
1,015,000	United States Treasury Floating Rate Note 2.468% (U.S. Treasury 3 Month Bill Money Market Yield), 7/31/2020[4]	1,014,060
	United States Treasury Note
395,000	3.125%, 11/15/2028	418,993
1,334,900	2.625%, 12/31/2023	1,357,583
183,900	2.500%, 1/31/2024	186,041
92,000	2.500%, 2/28/2026	93,046
4,847,100	2.375%, 2/29/2024	4,878,718
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $11,861,095)	12,181,070

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 0.3%
	FINANCIALS — 0.3%
2,800	CoBank ACB 6.250% (LIBOR 3 Month+456 basis points), 10/1/2022[1,7,8,11]	$287,000
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	287,000

	SHORT-TERM INVESTMENTS — 0.7%
807,950	Federated Treasury Obligations Fund - Institutional Class 2.256%, 4/3/2019[9]	807,950
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $807,950)	807,950
	TOTAL INVESTMENTS — 98.3%
	(Cost $101,918,879)	103,044,587
	Other Assets in Excess of Liabilities — 1.7%	1,731,490
	TOTAL NET ASSETS — 100.0%	$104,776,077

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $37,041,183, which represents 35.4% of total net assets of the Fund.
[3]	Variable rate security.
[4]	Floating rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Interest-only security.
[8]	Perpetual security. Date shown is next call date.
[9]	The rate is the annualized seven-day yield at period end.
[10]	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2019. Security may convert at a future date to variable rate of referenced rate and spread.
[11]	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2019. Security may convert at a future date to floating rate of referenced rate and spread.

See accompanying Notes to Schedule of Investments.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (formerly known as the AAM Select Income Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes

At March 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$101,919,538

Gross unrealized appreciation	2,223,185
Gross unrealized depreciation	(1,098,136)

Net unrealized appreciation	$1,125,049

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$10,708,922	$-	$10,708,922
Commercial Mortgage-Backed Securities	-	3,448,703	-	3,448,703
Corporate Bonds[1]	-	75,216,075	-	75,216,075
Municipal Bonds	-	394,867	-	394,867
U.S. Government and Agencies	-	12,181,070	-	12,181,070
Preferred Stocks	287,000	-	-	287,000
Short-Term Investments	807,950	-	-	807,950
Total Investments	$1,094,950	$101,949,637	$-	$103,044,587

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/29/19